Non-participant Directed Investments of the Plan	12 Months Ended
Dec. 31, 2025
EBP 026 [Member]
Non-participant Directed Investments of the Plan [Abstract]
Non-participant Directed Investments of the Plan
Note 4 - Non-participant Directed Investments of the Plan:

The non-participant directed investments of the Plan held by the Master Trust are invested in the Sensient Technologies Corporation stock fund. Participant account balances, which are eligible to be diversified but remain in the Sensient Technologies Corporation stock fund, cannot be separately determined and are reported as non-participant directed investments. Information about the net assets and the significant components of the changes in net assets relating to non-participant directed net assets of the Plan held by the Master Trust is as follows:

	2025	2024
Non-participant directed net assets:
Sensient Technologies Corporation stock fund	$38,687,294	$31,600,353
Contributions receivable from Sensient Technologies
Corporation	1,621,127	1,436,221
Non-participant directed net assets	$40,308,421	$33,036,574

2025
Changes in non-participant directed net assets:
Contributions	$1,621,127
Dividends	683,719
Net appreciation	10,409,182
Withdrawals and distributions	(4,514,265)
Transfers to participant directed investments	(927,916)
$7,271,847